Unit-Based Compensation (Cash Awards) - Additional Information (Details) - Long-Term Cash Restricted Unit Plan [Member] - Cash Awards [Member] - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2015	Jan. 31, 2015	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted, shares	1,000	30,710
Vesting Period			3 years
Weighted average period			1 year 10 months 24 days
Unrecognized compensation cost			$ 0.9
Fair value of nonvested awards outstanding			$ 1.6
Share Based Compensation Award Tranche One [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage of awards granted		100.00%